Performance B.6.1 Income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Income tax (charge) credit
Withholding tax	$ (56)	$ (64)		$ (74)
Other income tax relating to the current year	(88)	(82)		(81)
Adjustments in respect of prior years	(7)	1		(21)
Current tax expense (income) and adjustments	(151)	(145)		(176)
Deferred tax (charge) credit
Origination and reversal of temporary differences	58	32		15
Effect of change in tax rates	(8)	(10)		19
Tax income (expense) before valuation allowances	50	22		34
Effect of valuation allowances	(9)	(8)		(28)
Deferred tax expense (income)	41	14		6
Adjustments in respect of prior years	(10)	19		8
Deferred tax expense (income) and adjustments	31	33		14
Income Tax Calculation:
Profit before tax	218	119		171
Tax at the weighted average statutory rate	(37)	(1)		(10)
Effect of:
Items taxed at a different rate	(1)	7		(11)
Change in tax rates on deferred tax balances	(8)	(10)		19
Expenditure not deductible and income not taxable	(37)	(59)		(64)
Unrelieved withholding tax	(56)	(64)		(73)
Accounting for associates and joint ventures	36	5		17
Movement in deferred tax on unremitted earnings	9	(2)		1
Unrecognized deferred tax assets	(20)	(8)		(29)
Recognition of previously unrecognized deferred tax assets	11	0		1
Adjustments in respect of prior years	(17)	20		(13)
Total tax (charge) credit	$ (120)	$ (112)	[1]	$ (162)	[1]
Weighted average statutory tax rate	17.00%	0.80%		5.80%
Effective tax rate	55.00%	94.10%		94.70%
Discontinued operations
Income Tax Calculation:
Profit before tax	$ 59	$ (29)		$ 56
Tax at the weighted average statutory rate	(11)	0		(12)
Effect of:
Items taxed at a different rate	0	0		0
Change in tax rates on deferred tax balances	0	0		0
Expenditure not deductible and income not taxable	9	(2)		5
Unrelieved withholding tax	0	0		0
Accounting for associates and joint ventures	0	0		0
Movement in deferred tax on unremitted earnings	0	0		0
Unrecognized deferred tax assets	0	(2)		(12)
Recognition of previously unrecognized deferred tax assets	0	0		13
Adjustments in respect of prior years	0	0		10
Total tax (charge) credit	(2)	(4)		4
Aggregate continuing and discontinued operations
Income Tax Calculation:
Profit before tax	277	90		227
Tax at the weighted average statutory rate	(48)	(1)		(22)
Effect of:
Items taxed at a different rate	(1)	7		(11)
Change in tax rates on deferred tax balances	(8)	(10)		19
Expenditure not deductible and income not taxable	(28)	(61)		(59)
Unrelieved withholding tax	(56)	(64)		(73)
Accounting for associates and joint ventures	36	5		17
Movement in deferred tax on unremitted earnings	9	(2)		1
Unrecognized deferred tax assets	(20)	(10)		(41)
Recognition of previously unrecognized deferred tax assets	11	0		14
Adjustments in respect of prior years	(17)	20		(3)
Total tax (charge) credit	$ (122)	$ (116)		$ (158)
Weighted average statutory tax rate	17.30%	1.10%		9.70%
Effective tax rate	44.00%	128.90%		69.60%
Bottom of range
Effect of:
Weighted average statutory tax rate	10.00%	10.00%		10.00%
Top of range
Effect of:
Weighted average statutory tax rate	35.00%	37.00%		40.00%

[1]	Re-presented for discontinued operations (shown in note A.4.) 2018 and 2017 were not restated for the application of IFRS 16, and, additionally, 2017 was not restated for the application of IFRS 15 and IFRS 9, as the Group elected the modified retrospective approach.